Financial Obligations	12 Months Ended
Dec. 31, 2022
Financial Obligations [Abstract]
Financial obligations
16.	Financial obligations

(a)	This caption is made up as follows:

	Currency	Nominal interest rate	Maturity	2022	2021
		%		S/(000)	S/(000)

Short -term promissory notes (b)
Banco de Crédito del Perú	S/	8.93%	December 18,2023	38,000	-
Banco de Crédito del Perú	S/	8.93%	December 18,2023	38,000	-
Banco de Crédito del Perú	US$	1.80%	July 8,2022	-	71,964
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	-	79,500
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	-	79,500
Banco de Crédito del Perú	S/	1.55%	December 23, 2022	-	110,000
Banco de Crédito del Perú	S/	1.55%	December 23, 2022	-	110,000
Total current				76,000	450,964

Senior Notes (c)
Principal, net of issuance costs	US$	4.50%	February 8, 2023	502,699	525,420
Principal, net of issuance costs	S/	6.69%	February 1, 2029	259,625	259,563
Principal, net of issuance costs	S/	6.84%	February 1, 2034	309,457	309,408
				1,071,781	1,094,391

Short and long-term Corporate Loan under “Club deal” (d)
Banco de Crédito del Perú	S/	5.82%	December 1,2028	222,695	-
Scotiabank	S/	5.82%	December 1,2028	222,695	-
				445,390	-
Total non-current				1,593,171	1,545,355

Maturity
Current				618,907	450,964
Non-current				974,264	1,094,391
				1,593,171	1,545,355

(b)	Short-term promissory notes -

As of December 31, 2021, the Company maintained two loans of S/79,500,000 each with maturity in January 2022 and with an annual effective interest rate of 2.62 percent. Also, as of December 31, 2021, the Company maintained a loan of US$18,000,000 with maturity in July 2022 and at an effective annual interest rate of 1.80 percent. On July 1, 2021, the Company acquired two medium-term notes with Banco de Crédito del Peru S.A. for S/110,000,000 each, with a maturity date of December 23, 2022 and an effective annual interest rate of 1.55 percent. These loans have been paid with the corporate loan mentioned in section (d).

(c)	Senior Notes-

(c.1)	Senior Notes in US dollars

The General Shareholder’s Meeting held on January 7, 2013, approved that the Company complete a financing transaction. In connection with this, the Board of Directors’ Meeting held on January 24, 2013, agreed to issue Senior Notes through a private offering under Rule 144A and Regulation S of the U.S. Securities Act of 1933. Also it was agreed to list these securities on the Ireland Stock Exchange. Consequently, on February 1, 2013, the Company issued Senior Notes with a face value of US$300,000,000, with a nominal annual interest rate of 4.50%, and maturity in 2023, obtaining total net proceeds of US$293,646,000 (S/762,067,000). The Company used part of the net proceeds from the offering to prepay certain of its existing debt and the difference was used to fund capital expenditures in connection with its cement business. The Senior Notes are guaranteed by the following subsidiaries of the Company: Cementos Selva S.A.C., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C., Dinoselva Iquitos S.A.C and Calizas del Norte S.A.C. (liquidated during 2022).

The Board of Directors’ Meeting held on November 26, 2018, approved the repurchase of a portion of the Senior Notes denominated in US dollars. As a result, the Company acquired Senior Notes totaling US$168,388,000. Consequently, the Senior Notes balance in US dollars was US$131,612,000, in periods as of December 31, 2022 and 2021. To finance this acquisition, the Company issued medium-term promissory notes from Banco de Crédito del Perú (bridge loans) for a total of S/580,769,000, which were canceled with the issuance of the Senior Notes denominated in Soles in January 2019, as explained below.

On the other hand, as a consequence of the purchase of the Senior Notes denominated in US dollars, the Company’s Management considers that it was not necessary to continue with all the derivative financial instruments that were previously used to hedge those liabilities. For this reason, during December 2018, the Company settled US$150,000,000 of a total of US$300,000,000 nominal amount of derivatives then outstanding. In 2021, the Company settled derivative financial instruments of negotiation recognized at fair value through profit or loss for US$18,000,000. The loss obtained from this settlement amounted to approximately S/1,569,000, which was presented in cumulative net loss on settlement of derivative financial instruments caption from the consolidated statement of profit and loss for the year ended December 31, 2021, see note 31(a).

As of December 31, 2022 and 2021, the Company has hedged certain derivative contracts as cash flow hedges contracts to reduce the foreign currency risk of the outstanding corporate bonds, which are denominated in US dollars for the amount of US$132,000,000, see note 31(a).

(c.2)	Senior Notes in Soles

The General Shareholders’ Meeting held on January 8, 2019, approved the issuance of Senior Notes denominated in Soles in the local market up to the maximum amount of S/1,000,000,000 through the Second Corporate Bonds Program of Pacasmayo, whose purpose was to settle the mid-term loans described in the previous paragraph. On January 31, 2019, senior notes were issued for: i) S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; ii) S/310,000,000 at a rate of 6.844 percent per year and maturity of 15 years.

The Senior Notes in soles issued in 2019 are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A.C., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C. and Dinoselva Iquitos S.A.C.

(c.3)	Financial covenants

The financial covenants related to the Senior Notes denominated US dollars and soles state that if the Company and its guarantor subsidiaries issue debt or equity instruments, merges with another company or dispose or rents significant assets, the Senior Notes will trigger the following financial covenants, calculated based on the Company and Guarantee Subsidiaries annual consolidated financial statements:

-	A fixed charge covenant ratio of at least 2.5 to 1.

-	A consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1.

As of December 31, 2022, the Company was in compliance with these covenants.

For the years ended December 31, 2022, 2021 and 2020, senior notes generated interest that has been recognized in the consolidated statement of profit or loss for S/60,225,000, S/63,333,000 and S/60,857,000, respectively, see note 26.

(d)	Medium-term Corporate Loan under “Club Deal” modality:

On August 6, 2021, the Company established the conditions of a medium-term corporate loan under “Club Deal” modality with Banco de Crédito del Perú S.A. and Scotiabank Perú S.A.A. The loan amounts to S/860,000,000 that will allow the payment of all the financial obligations that the Company maintains with a maturity until February 2023 and will be disbursed based on the maturity of each of these obligations. The disbursements amounted to S/449,000,000 and were made during 2022 and were used to pay the loans mentioned in section (b). The loan conditions include a grace / availability period of 18 months from August 6 and a payment term of 7 years from the last disbursement, which is estimated for the Company estimates will occur in February 2023. Since that date, the loan will be paid in 22 equal quarterly installments and has an annual interest rate of 5.82 percent.

As part of the loan conditions, the Company has assumed the following obligations:

I.	Comply with the following financial covenants:

a.	Debt Ratio (Financial Debt / EBITDA) <= 3.50x

b.	Debt Service Coverage Ratio (FCSD / SD)> = 1.15x

c.	Debt Service Coverage Ratio (EBITDA / SD) = 1.50x

These financial safeguards will be calculated and verified at the end of each calendar quarter, considering the information of the consolidated financial statements of the Company for the last 12 months, prepared in accordance with IFRS.

II.	It maintains the following main obligations to do:

a.	Subordinate any obligation the Company had or may have to this loan.

b.	Maintain the loan with a status equal to other senior financing of the Company.

c.	Keep assets in good condition and properly insured.

d.	Maintain all licenses, authorizations, concessions, permits, titles and rights required by government authorities.

III.	It maintains the following obligations not to do:

a.	Pay dividends, reduce capital stock or make any other distribution to its shareholders if such events would result in the Company´s lack of compliance with the obligations assumed.

b.	That the Company and its subsidiaries participate in processes of liquidation, transformation, corporate reorganization, acquisition of companies, merger or spin-off.

c.	Transfer, sell, alienate, donate or give in usufruct, lease, give in fiduciary domain, encumber their assets, income flows and / or collection rights.

d.	Grant financing, personal or real guarantees in favor of third parties.

As of December 31, 2022, the Company was in compliance with the ratios and other obligations of the loan.